Long-Term Debt (Details 3) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Other long-term debt and capital lease obligations
Total	$ 279,215	$ 313,731
Less current portion	(32,607)	(34,787)
Other long-term debt and capital lease obligations, net of current portion	246,608	278,944
Satellite and other capital lease obligations
Other long-term debt and capital lease obligations
Total	219,902	248,304
Notes payable related to satellite vendor financing and other debt payable in installments through 2025 with interest rates ranging from approximately 6% to 13%
Other long-term debt and capital lease obligations
Total	$ 59,313	$ 65,427
Interest rate, low end of range (as a percent)	6.00%
Interest rate, high end of range (as a percent)	13.00%